Exhibit 99.53

This document is proprietary and confidential. No part of this document may be disclosed in any manner to any third party whatsoever without the prior written consent of Selene Diligence,  LLC.

Investor ID	Seller Loan ID	DSCR
6000060490		0
6000060491		0
6000060492		0
6000060493		0
6000060494		0
6000060495		0
6000060496		0
6000060497		0
6000060498		0
6000060499		0
6000060500		0
6000060501		0
6000060502		0
6000060503		0
6000060504		0
6000060505		0
6000060506		0
6000060507		0
6000060508		1.94